Nature and Description of Business (Details) - Schedule of consolidated statement of cash flows $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Previously Reported [Member]
Nature and Description of Business (Details) - Schedule of consolidated statement of cash flows [Line Items]
Net loss from continuing operations	$ (46,011)
Changes in adjustment to reconcile net loss to net cash used in operating activities
Loss contingency on debt default	6,594
Change in fair value of derivative liability
Amortization of debt discount and debt issuance costs	1,323
Net cash used in operating activities	(8,473)
Adjustments [Member]
Nature and Description of Business (Details) - Schedule of consolidated statement of cash flows [Line Items]
Net loss from continuing operations	(8,355)
Changes in adjustment to reconcile net loss to net cash used in operating activities
Loss contingency on debt default	1,227
Change in fair value of derivative liability	6,278
Amortization of debt discount and debt issuance costs	850
Net cash used in operating activities
As Restated [Member]
Nature and Description of Business (Details) - Schedule of consolidated statement of cash flows [Line Items]
Net loss from continuing operations	(54,366)
Changes in adjustment to reconcile net loss to net cash used in operating activities
Loss contingency on debt default	7,821
Change in fair value of derivative liability	6,278
Amortization of debt discount and debt issuance costs	2,173
Net cash used in operating activities	$ (8,473)